INCOME TAXES - Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 1,890,801	$ 1,612,340
Excess of tax value over carrying value of mineral properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	955	1,135
Non-capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	1,725,619	1,411,411
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	123,623	49,992
Derivative warrant liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	990	72,120
Lease liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 39,614	$ 77,682